Cash, Restricted Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Cash and Cash Equivalents [Abstract]
Unrestricted cash held with chartered banks	$ 7,149,985	$ 6,135,166
Restricted cash	47,191	35,964
Total	$ 7,197,176	$ 6,171,130